Borrowings - Concerning of Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other borrowings	$ 12,459	$ 12,672
Fixed Rate Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Oct. 02, 2014
Maturity Date Range, To	Dec. 21, 2017
Weighted Average Interest Rate	3.62%
Stated Interest Rate Range, From	3.48%
Stated Interest Rate Range, To	3.73%
Other borrowings	12,000	12,000
Fixed Rate Amortizing Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Jan. 01, 2014
Maturity Date Range, To	Mar. 01, 2017
Weighted Average Interest Rate	5.99%
Stated Interest Rate Range, From	4.80%
Stated Interest Rate Range, To	7.15%
Other borrowings	$ 459	$ 672